Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 15,257,000
Lawsuits
Loss Contingencies [Line Items]
Contingencies, expense recognized			2,322,000
Regulatory Investigations
Loss Contingencies [Line Items]
Contingencies, expense recognized		654,000	35,084,000
Contingencies, insurance recovery portion of expense recognized with respect to regulatory investigations	10,869,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	15,300,000
Estimated total liability for environmental sites range, maximum	72,100,000
Estimated total liability for environmental sites range, largest	$ 6,100,000